Accounts Receivables - Schedule of the Activity in the Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Balance at beginning of year	$ 8,056
Allowance	72,517	8,056
Balance at end	$ 80,573	$ 8,056